Condensed Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of Financial Position [Abstract]
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	572,991	415,006	371,322
Common stock, shares outstanding	572,964	414,979	371,295
Preferred stock, par value		$ 0.0001	$ 0.0001
Preferred stock, shares authorized		25,000,000	25,000,000
Preferred stock, shares issued		0	0
Preferred stock, shares outstanding		0	0
Treasury shares at cost	27	27	27